DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
Mar. 31, 2013
Entity Registrant Name	BOSTON CAPITAL TAX CREDIT FUND II LTD PARTNERSHIP
Entity Central Index Key	0000853566
Current Fiscal Year End Date	--03-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	0
Document Type	10-K
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2013
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float	$ 0

BALANCE SHEETS (USD $)	Mar. 31, 2013	Mar. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,025,100	$ 1,302,447
Other assets	258,725	342,718
Assets	1,283,825	1,645,165
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	44,400	42,600
Accounts payable - affiliates	20,357,970	20,842,344
Capital contributions payable	169,974	169,974
Liabilities	20,572,344	21,054,918
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(17,714,699)	(17,834,720)
General partner	(1,573,820)	(1,575,033)
Partners Capital	(19,288,519)	(19,409,753)
Liabilities and Stockholders Equity	1,283,825	1,645,165
Series Seven [Member]
ASSETS
Cash and cash equivalents	0	0
Other assets	0	0
Assets	0	0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
Liabilities	0	0
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(84,506)	(84,506)
General partner	84,506	84,506
Partners Capital	0	0
Liabilities and Stockholders Equity	0	0
Series Nine [Member]
ASSETS
Cash and cash equivalents	101,496	316,051
Other assets	0	0
Assets	101,496	316,051
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	25,900	35,000
Accounts payable - affiliates	6,393,853	6,676,676
Capital contributions payable	0	0
Liabilities	6,419,753	6,711,676
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(5,920,237)	(5,996,831)
General partner	(398,020)	(398,794)
Partners Capital	(6,318,257)	(6,395,625)
Liabilities and Stockholders Equity	101,496	316,051
Series Ten [Member]
ASSETS
Cash and cash equivalents	222,664	250,847
Other assets	0	339,418
Assets	222,664	590,265
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	5,000	0
Accounts payable - affiliates	2,034,503	2,357,127
Capital contributions payable	0	0
Liabilities	2,039,503	2,357,127
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(1,603,758)	(1,554,281)
General partner	(213,081)	(212,581)
Partners Capital	(1,816,839)	(1,766,862)
Liabilities and Stockholders Equity	222,664	590,265
Series Eleven [Member]
ASSETS
Cash and cash equivalents	150,502	205,808
Other assets	101,525	0
Assets	252,027	205,808
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,067,392	998,760
Capital contributions payable	0	0
Liabilities	1,067,392	998,760
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(592,527)	(570,338)
General partner	(222,838)	(222,614)
Partners Capital	(815,365)	(792,952)
Liabilities and Stockholders Equity	252,027	205,808
Series Twelve [Member]
ASSETS
Cash and cash equivalents	182,782	170,287
Other assets	0	0
Assets	182,782	170,287
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	7,500	7,500
Accounts payable - affiliates	3,847,625	3,884,690
Capital contributions payable	9,241	9,241
Liabilities	3,864,366	3,901,431
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(3,393,638)	(3,442,702)
General partner	(287,946)	(288,442)
Partners Capital	(3,681,584)	(3,731,144)
Liabilities and Stockholders Equity	182,782	170,287
Series Fourteen [Member]
ASSETS
Cash and cash equivalents	367,656	359,454
Other assets	157,200	3,300
Assets	524,856	362,754
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	6,000	100
Accounts payable - affiliates	7,014,597	6,925,091
Capital contributions payable	160,733	160,733
Liabilities	7,181,330	7,085,924
PARTNERS' CAPITAL (DEFICIT)
Assignor Limited Partner's Interest	0	0
Limited Partnership Interest	(6,120,033)	(6,186,062)
General partner	(536,441)	(537,108)
Partners Capital	(6,656,474)	(6,723,170)
Liabilities and Stockholders Equity	$ 524,856	$ 362,754

BALANCE SHEETS [Parenthetical] (USD $)	Mar. 31, 2013	Mar. 31, 2012
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	18,679,738	18,679,738
Units of assignor limited partner's capital, outstanding	18,655,338	18,671,338
Limited partners capital account, units issued	18,679,738	18,679,738
Limited partners capital account, units outstanding	18,655,338	18,671,338
Series Seven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	1,036,100	1,036,100
Units of assignor limited partner's capital, outstanding	1,036,100	1,036,100
Limited partners capital account, units issued	1,036,100	1,036,100
Limited partners capital account, units outstanding	1,036,100	1,036,100
Series Nine [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	4,178,029	4,178,029
Units of assignor limited partner's capital, outstanding	4,171,729	4,176,329
Limited partners capital account, units issued	4,178,029	4,178,029
Limited partners capital account, units outstanding	4,171,729	4,176,329
Series Ten [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,428,925	2,428,925
Units of assignor limited partner's capital, outstanding	2,421,225	2,423,225
Limited partners capital account, units issued	2,428,925	2,428,925
Limited partners capital account, units outstanding	2,421,225	2,423,225
Series Eleven [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,489,599	2,489,599
Units of assignor limited partner's capital, outstanding	2,488,499	2,489,599
Limited partners capital account, units issued	2,489,599	2,489,599
Limited partners capital account, units outstanding	2,488,499	2,489,599
Series Twelve [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	2,972,795	2,972,795
Units of assignor limited partner's capital, outstanding	2,971,795	2,971,795
Limited partners capital account, units issued	2,972,795	2,972,795
Limited partners capital account, units outstanding	2,971,795	2,971,795
Series Fourteen [Member]
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, issued	5,574,290	5,574,290
Units of assignor limited partner's capital, outstanding	5,565,990	5,574,290
Limited partners capital account, units issued	5,574,290	5,574,290
Limited partners capital account, units outstanding	5,565,990	5,574,290

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income
Interest income	$ 1,314	$ 3,818
Miscellaneous income	26,839	18,255
Total income	28,153	22,073
Share of income from operating limited partnerships	863,845	1,284,829
Expenses
Professional fees	138,830	141,425
Partnership management fee	512,179	666,597
General and administrative expenses	119,755	103,123
Total Expenses	770,764	911,145
NET INCOME (LOSS)	121,234	395,757
Net income (loss) allocated to general partner	1,213	3,958
Net income (loss) allocated to assignees	120,021	391,799
Net income (loss) per BAC	0.01	0.02
Series Seven [Member]
Income
Interest income	0	0
Miscellaneous income	0	0
Total income	0	0
Share of income from operating limited partnerships	0	0
Expenses
Professional fees	0	0
Partnership management fee	0	0
General and administrative expenses	0	0
Total Expenses	0	0
NET INCOME (LOSS)	0	0
Net income (loss) allocated to general partner	0	0
Net income (loss) allocated to assignees	0	0
Net income (loss) per BAC	0	0
Series Nine [Member]
Income
Interest income	249	424
Miscellaneous income	682	330
Total income	931	754
Share of income from operating limited partnerships	215,680	278,008
Expenses
Professional fees	25,421	25,333
Partnership management fee	89,763	99,125
General and administrative expenses	24,059	30,254
Total Expenses	139,243	154,712
NET INCOME (LOSS)	77,368	124,050
Net income (loss) allocated to general partner	774	1,241
Net income (loss) allocated to assignees	76,594	122,809
Net income (loss) per BAC	0.02	0.03
Series Ten [Member]
Income
Interest income	270	557
Miscellaneous income	3,790	3,718
Total income	4,060	4,275
Share of income from operating limited partnerships	67,526	338,168
Expenses
Professional fees	21,029	21,338
Partnership management fee	80,719	82,181
General and administrative expenses	19,815	15,257
Total Expenses	121,563	118,776
NET INCOME (LOSS)	(49,977)	223,667
Net income (loss) allocated to general partner	(500)	2,237
Net income (loss) allocated to assignees	(49,477)	221,430
Net income (loss) per BAC	(0.02)	0.09
Series Eleven [Member]
Income
Interest income	172	820
Miscellaneous income	5,019	3,020
Total income	5,191	3,840
Share of income from operating limited partnerships	101,525	54,381
Expenses
Professional fees	23,494	22,924
Partnership management fee	86,686	98,732
General and administrative expenses	18,949	14,550
Total Expenses	129,129	136,206
NET INCOME (LOSS)	(22,413)	(77,985)
Net income (loss) allocated to general partner	(224)	(780)
Net income (loss) allocated to assignees	(22,189)	(77,205)
Net income (loss) per BAC	(0.01)	(0.03)
Series Twelve [Member]
Income
Interest income	203	800
Miscellaneous income	1,188	1,300
Total income	1,391	2,100
Share of income from operating limited partnerships	160,100	44,097
Expenses
Professional fees	26,219	28,539
Partnership management fee	63,473	110,794
General and administrative expenses	22,239	17,087
Total Expenses	111,931	156,420
NET INCOME (LOSS)	49,560	(110,223)
Net income (loss) allocated to general partner	496	(1,102)
Net income (loss) allocated to assignees	49,064	(109,121)
Net income (loss) per BAC	0.02	(0.04)
Series Fourteen [Member]
Income
Interest income	420	1,217
Miscellaneous income	16,160	9,887
Total income	16,580	11,104
Share of income from operating limited partnerships	319,014	570,175
Expenses
Professional fees	42,667	43,291
Partnership management fee	191,538	275,765
General and administrative expenses	34,693	25,975
Total Expenses	268,898	345,031
NET INCOME (LOSS)	66,696	236,248
Net income (loss) allocated to general partner	667	2,362
Net income (loss) allocated to assignees	$ 66,029	$ 233,886
Net income (loss) per BAC	0.01	0.04

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL (DEFICIT) (USD $)	Series Seven [Member] Assignees [Member]	Series Seven [Member] General Partner [Member]	Series Seven [Member]	Series Nine [Member] Assignees [Member]	Series Nine [Member] General Partner [Member]	Series Nine [Member]	Series Ten [Member] Assignees [Member]	Series Ten [Member] General Partner [Member]	Series Ten [Member]	Series Eleven [Member] Assignees [Member]	Series Eleven [Member] General Partner [Member]	Series Eleven [Member]	Series Twelve [Member] Assignees [Member]	Series Twelve [Member] General Partner [Member]	Series Twelve [Member]	Series Fourteen [Member] Assignees [Member]	Series Fourteen [Member] General Partner [Member]	Series Fourteen [Member]	Assignees [Member]	General Partner [Member]	Total
Partners' capital (deficit) at Mar. 31, 2011	$ (84,506)	$ 84,506	$ 0	$ (6,119,640)	$ (400,035)	$ (6,519,675)	$ (1,775,711)	$ (214,818)	$ (1,990,529)	$ (493,133)	$ (221,834)	$ (714,967)	$ (3,333,581)	$ (287,340)	$ (3,620,921)	$ (6,419,948)	$ (539,470)	$ (6,959,418)	$ (18,226,519)	$ (1,578,991)	$ (19,805,510)
NET INCOME (LOSS)	0	0	0	122,809	1,241	124,050	221,430	2,237	223,667	(77,205)	(780)	(77,985)	(109,121)	(1,102)	(110,223)	233,886	2,362	236,248	391,799	3,958	395,757
Partners' capital (deficit) at Mar. 31, 2012	(84,506)	84,506	0	(5,996,831)	(398,794)	(6,395,625)	(1,554,281)	(212,581)	(1,766,862)	(570,338)	(222,614)	(792,952)	(3,442,702)	(288,442)	(3,731,144)	(6,186,062)	(537,108)	(6,723,170)	(17,834,720)	(1,575,033)	(19,409,753)
NET INCOME (LOSS)	0	0	0	76,594	774	77,368	(49,477)	(500)	(49,977)	(22,189)	(224)	(22,413)	49,064	496	49,560	66,029	667	66,696	120,021	1,213	121,234
Partners' capital (deficit) at Mar. 31, 2013	$ (84,506)	$ 84,506	$ 0	$ (5,920,237)	$ (398,020)	$ (6,318,257)	$ (1,603,758)	$ (213,081)	$ (1,816,839)	$ (592,527)	$ (222,838)	$ (815,365)	$ (3,393,638)	$ (287,946)	$ (3,681,584)	$ (6,120,033)	$ (536,441)	$ (6,656,474)	$ (17,714,699)	$ (1,573,820)	$ (19,288,519)

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012
Cash flows from operating activities
Net income (loss)	$ 121,234		$ 395,757
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(863,845)		(1,284,829)
Changes in assets and liabilities
Accounts payable and accrued expenses	1,800		5,000
Accounts payable - affiliates	(484,374)		(377,033)
Other assets	339,318		(339,418)
Net cash used in operating activities	(885,867)		(1,600,523)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	608,520	[1]	1,284,829
Net cash provided by investing activities	608,520		1,284,829
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(277,347)		(315,694)
Cash and cash equivalents, beginning	1,302,447		1,618,141
Cash and cash equivalents, end	1,025,100		1,302,447
Series Seven [Member]
Cash flows from operating activities
Net income (loss)	0		0
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	0		0
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	0		0
Other assets	0		0
Net cash used in operating activities	0		0
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	0
Net cash provided by investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0		0
Cash and cash equivalents, beginning	0		0
Cash and cash equivalents, end	0		0
Series Nine [Member]
Cash flows from operating activities
Net income (loss)	77,368		124,050
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(215,680)		(278,008)
Changes in assets and liabilities
Accounts payable and accrued expenses	(9,100)		35,000
Accounts payable - affiliates	(282,823)		85,445
Other assets	0		0
Net cash used in operating activities	(430,235)		(33,513)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	215,680	[1]	278,008
Net cash provided by investing activities	215,680		278,008
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(214,555)		244,495
Cash and cash equivalents, beginning	316,051		71,556
Cash and cash equivalents, end	101,496		316,051
Series Ten [Member]
Cash flows from operating activities
Net income (loss)	(49,977)		223,667
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(67,526)		(338,168)
Changes in assets and liabilities
Accounts payable and accrued expenses	5,000		0
Accounts payable - affiliates	(322,624)		96,512
Other assets	339,418		(339,418)
Net cash used in operating activities	(95,709)		(357,407)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	67,526	[1]	338,168
Net cash provided by investing activities	67,526		338,168
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(28,183)		(19,239)
Cash and cash equivalents, beginning	250,847		270,086
Cash and cash equivalents, end	222,664		250,847
Series Eleven [Member]
Cash flows from operating activities
Net income (loss)	(22,413)		(77,985)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(101,525)		(54,381)
Changes in assets and liabilities
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	68,632		(181,362)
Other assets	0		0
Net cash used in operating activities	(55,306)		(313,728)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	0	[1]	54,381
Net cash provided by investing activities	0		54,381
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(55,306)		(259,347)
Cash and cash equivalents, beginning	205,808		465,155
Cash and cash equivalents, end	150,502		205,808
Series Twelve [Member]
Cash flows from operating activities
Net income (loss)	49,560		(110,223)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(160,100)		(44,097)
Changes in assets and liabilities
Accounts payable and accrued expenses	0		(30,000)
Accounts payable - affiliates	(37,065)		(169,476)
Other assets	0		0
Net cash used in operating activities	(147,605)		(353,796)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	160,100	[1]	44,097
Net cash provided by investing activities	160,100		44,097
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	12,495		(309,699)
Cash and cash equivalents, beginning	170,287		479,986
Cash and cash equivalents, end	182,782		170,287
Series Fourteen [Member]
Cash flows from operating activities
Net income (loss)	66,696		236,248
Adjustments to reconcile net income (loss) to net cash used in operating activities
Share of income from operating limited partnerships	(319,014)		(570,175)
Changes in assets and liabilities
Accounts payable and accrued expenses	5,900		0
Accounts payable - affiliates	89,506		(208,152)
Other assets	(100)		0
Net cash used in operating activities	(157,012)		(542,079)
Cash flows from investing activities
Proceeds from disposition of operating limited partnerships	165,214	[1]	570,175
Net cash provided by investing activities	165,214		570,175
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	8,202		28,096
Cash and cash equivalents, beginning	359,454		331,358
Cash and cash equivalents, end	$ 367,656		$ 359,454

[1]	Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Organization, Consolidation, Basis of Presentation, Business Description and Accounting Policies [Text Block]

NOTE A - ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Boston Capital Tax Credit Fund II Limited Partnership (the “Partnership” or “Fund”) was formed under the laws of the State of Delaware on June 28, 1989, for the purpose of acquiring, holding and disposing of limited partnership interests in operating limited partnerships which were to acquire, develop, rehabilitate, operate and own newly constructed, existing or rehabilitated low-income apartment complexes which qualify for the Low-Income Housing Tax Credit established by the Tax Reform Act of 1986. Accordingly, the apartment complexes are restricted as to rent charges and operating methods. Certain of the apartment complexes also qualified for the Historic Rehabilitation Tax Credit for their rehabilitation of a certified historic structure and are subject to the provisions of the Internal Revenue Code relating to the Rehabilitation Investment Credit. The general partner of the Partnership is Boston Capital Associates II Limited Partnership and the limited partner is BCTC Assignor Corp. II (the “assignor limited partner”).

Pursuant to the Securities Act of 1933, the Partnership filed a Form S-11 Registration Statement with the Securities and Exchange Commission, effective October 25, 1989, which covered the offering (the “Public Offering”) of the Partnership’s beneficial assignee certificates (“BACs”) representing assignments of units of the beneficial interest of the limited partnership interest of the assignor limited partner. The Partnership registered 20,000,000 BACs at $10 per BAC for sale to the public in six series. BACs sold in bulk over $100,000 were offered to investors at a reduced cost per BAC. The Partnership is no longer selling any BACs related to any series. The final closing in Series 14 was January 27, 1992.

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012
Series 7	1,036,100	1,036,100	1,036,100	1,036,100
Series 9	4,178,029	4,178,029	4,171,729	4,176,329
Series 10	2,428,925	2,428,925	2,421,225	2,423,225
Series 11	2,489,599	2,489,599	2,488,499	2,489,599
Series 12	2,972,795	2,972,795	2,971,795	2,971,795
Series 14	5,574,290	5,574,290	5,565,990	5,574,290
TOTAL	18,679,738	18,679,738	18,655,338	18,671,338

In accordance with the limited partnership agreement, profits, losses, and cash flow (subject to certain priority allocations and distributions) and tax credits are allocated 99% to the assignees and 1% to the general partner.

Investments in Operating Limited Partnerships

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the funds’ share of losses and, accordingly a valuation allowance is recorded against the receivables. Accordingly, the Partnership recorded a valuation allowance as follows:

	2013	2012
Series 7	$-	$-
Series 9	13,983	30,198
Series 10	5,443	5,443
Series 11	72,890	72,890
Series 12	86,870	86,870
Series 14	11,396	16,744
	$190,582	$212,145

The Partnership reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Partnership also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. During the years ended March 31, 2013 and 2012, the Partnership did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Partnership records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Partnership utilizes a March 31 year end. The fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Partnership records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Partnership when received.

The Partnership records certain acquisition costs as an increase in its investments in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the Partnership. These differences are shown as reconciling items in Note C.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Partnership determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Partnership determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Partnership reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Partnership has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Partnership also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Partnership determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Partnership invests meet the definition of a VIE. However, management does not consolidate the Partnership's interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Partnership currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Partnership's balance in investment in operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Partnership's exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying amounts approximate fair value because of the short maturity of these instruments.

Income Taxes

The Partnership has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns.  The Partnership’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Partnership is not required to take any tax positions in order to qualify as a pass-through entity. The Partnership is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Partnership has no other tax positions which must be considered for disclosure. Income tax returns filed by the Partnership are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Fiscal Year

For financial reporting purposes the Partnership uses a March 31 year end, whereas for income tax reporting purposes, the Partnership uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Net Income (Loss) per Beneficial Assignee Certificate

Net income (loss) per beneficial assignee certificate is calculated based upon the weighted average number of units outstanding. The weighted average number of units outstanding in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	1,036,100	1,036,100
Series 9	4,174,796	4,176,329
Series 10	2,422,558	2,423,225
Series 11	2,489,232	2,489,599
Series 12	2,971,795	2,971,795
Series 14	5,571,523	5,574,290
TOTAL	18,666,004	18,671,338

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Recent Accounting Changes

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Partnership's financial statements.

Plan of Liquidation and Dissolution

On July 1, 2010, BAC Holders approved a Plan of Liquidation and Dissolution for the Partnership, (the “Plan”). Pursuant to the Plan, the general partner may, without further action by the BAC Holders, sell the remaining assets held by the Partnership. It was anticipated that the sale of all the apartment complexes would be completed sometime in 2012. However, because of numerous uncertainties, the liquidation may take longer than expected, and the final liquidating distribution may occur months after all of the apartment complexes have been sold. Because the liquidation of the Partnership was not imminent, as of March 31, 2013, the financial statements are presented assuming the Partnership will continue as a going concern.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE B - RELATED PARTY TRANSACTIONS

During the years ended March 31, 2013 and 2012, the Partnership entered into several transactions with various affiliates of the general partner, including Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership, as follows:

Boston Capital Asset Management Limited Partnership is entitled to an annual partnership management fee based on .5% of the aggregate cost of all apartment complexes acquired by the operating limited partnerships, less the amount of certain partnership management and reporting fees paid or payable by the operating limited partnerships. The aggregate cost is comprised of the capital contributions made by each series to the operating limited partnerships and 99% of the permanent financing at the operating limited partnership level. The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

	2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	108,121	18,358	89,763
Series 10	92,376	11,657	80,719
Series 11	118,632	31,946	86,686
Series 12	123,035	59,562	63,473
Series 14	277,720	86,182	191,538
	$719,884	$207,705	$512,179

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	170,445	71,320	99,125
Series 10	96,512	14,331	82,181
Series 11	118,638	19,906	98,732
Series 12	130,524	19,730	110,794
Series 14	341,848	66,083	275,765
	$857,967	$191,370	$666,597

The partnership management fees paid by the Partnership for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	$-	$-
Series 9	390,944	85,000
Series 10	415,000	-
Series 11	50,000	300,000
Series 12	160,100	300,000
Series 14	188,214	550,000
TOTAL	$1,204,258	$1,235,000

All partnership management fees will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in operating limited partnerships. As of March 31, 2013 and 2012, total partnership management fees accrued were $20,204,782 and $20,689,156, respectively.

An affiliate of the general partner of the Partnership advanced funds to pay some operating expenses of the Partnership, and to make advances and/or loans to operating limited partnerships. These advances are included in accounts payable-affiliates. The total advances from the affiliate of the general partner to the operating limited partnerships as of March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	153,188	153,188
Series 14	-	-
TOTAL	$153,188	$153,188

All payables to affiliates will be paid, without interest, from available cash flow or the proceeds of sales or refinancing of the Partnership's interests in operating limited partnerships.

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2013 and 2012 charged to each series’ operations are as follows:

	2013	2012
Series 7	$-	$-
Series 9	17,097	12,132
Series 10	15,830	10,600
Series 11	15,498	10,346
Series 12	17,492	11,703
Series 14	24,620	16,871
TOTAL	$90,537	$61,652

Accounts payable - affiliates at March 31, 2013 and 2012 represents general and administrative expenses, partnership management fees, and may include advances which are payable to Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]

NOTE C - INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS

At March 31, 2013 and 2012, the Partnership has limited partnership interests in operating limited partnerships which own operating apartment complexes. During the year ended March 31, 2013, the Partnership disposed of its operating limited partnership interest in six, one, one, two, and fourteen of the operating limited partnerships owned by Series 9, Series 10, Series 11, Series 12 and Series 14, respectively. During the year ended March 31, 2012, the Partnership disposed of its operating limited partnership interest in six, one, and five of the operating limited partnerships owned by Series 9, Series 10, and Series 14, respectively. The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2013 and 2012 by series is as follows:

	2013	2012
Series 7	-	-
Series 9	12	18
Series 10	14	15
Series 11	15	16
Series 12	21	23
Series 14	32	46
TOTAL	94	118

During the year ended March 31, 2013 the Partnership disposed of twenty-four of the operating limited partnerships. In addition the Partnership received additional proceeds from two operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition*	Disposition
Series 7	-	-	$-	$-
Series 9	5	1	215,680	215,680
Series 10	1	-	67,526	67,526
Series 11	1	-	-	101,525
Series 12	1	1	160,100	160,100
Series 14	13	1	165,214	319,014
Total	21	3	$608,520	$863,845

* Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.

During the year ended March 31, 2012 the Partnership disposed of twelve of the operating limited partnerships. In addition the Partnership received additional proceeds from two operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 7	-	-	$-	$-
Series 9	6	-	278,008	278,008
Series 10	-	1	338,168	338,168
Series 11	-	-	54,381	54,381
Series 12	-	-	44,097	44,097
Series 14	4	1	570,175	570,175
Total	10	2	$1,284,829	$1,284,829

Under the terms of the Partnership’s investments in each operating limited partnership, the Partnership is required to make capital contributions to the operating limited partnerships. These contributions are payable in installments over several years upon each operating limited partnership achieving specified levels of construction or operations.

The contributions payable to operating limited partnerships at March 31, 2013 and 2012 by series are as follows:

	2013	2012
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	9,241	9,241
Series 14	160,733	160,733
TOTAL	$169,974	$169,974

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$28,120,004

Acquisition costs of operating limited partnerships	3,948,286

Cumulative distributions from operating limited partnerships	(177,101)

Cumulative impairment loss in investments in operating limited partnerships	(2,545,068)

Cumulative losses from operating limited partnerships	(29,346,121)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(264,054)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	655,610

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(28,772,360)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	346,239

Cumulative impairment loss in investments in operating limited partnerships	2,545,068

Other	574,810

Equity per operating limited partnerships’ combined financial statements	$(25,054,462)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$3,325,904	$3,452,486

Acquisition costs of operating limited partnerships	-	492,293	349,011

Cumulative distributions from operating limited partnerships	-	(13,146)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(151,618)	(457,341)

Cumulative losses from operating limited partnerships	-	(3,653,433)	(3,312,869)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(24,042)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(4,753,015)	(3,593,274)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	26,232	24,187

Cumulative impairment loss in investments in operating limited partnerships	-	151,618	457,341

Other	-	151,588	124,182

Equity per operating limited partnerships’ combined financial statements	$-	$(4,447,619)	$(2,987,564)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,266,357	$4,633,863	$11,441,394

Acquisition costs of operating limited partnerships	727,835	557,807	1,821,340

Cumulative distributions from operating limited partnerships	(54,407)	(6,661)	(71,600)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(102,414)	(1,551,204)

Cumulative losses from operating limited partnerships	(5,657,294)	(5,082,595)	(11,639,930)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(17,229)	(215,916)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	158,916	496,694

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,915,654)	(6,302,487)	(9,207,930)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	151,809	42,848

Cumulative impairment loss in investments in operating limited partnerships	282,491	102,414	1,551,204

Other	389,689	32,248	(122,897)

Equity per operating limited partnerships’ combined financial statements	$(4,149,178)	$(5,874,329)	$(7,595,772)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$35,592,215

Acquisition costs of operating limited partnerships	4,811,644

Cumulative distributions from operating limited partnerships	(204,969)

Cumulative impairment loss in investments in operating limited partnerships	(3,521,265)

Cumulative losses from operating limited partnerships	(36,677,625)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(384,641)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	938,709

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(32,626,477)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	453,386

Cumulative impairment loss in investments in operating limited partnerships	3,521,265

Other	669,725

Equity per operating limited partnerships’ combined financial statements	$(27,567,808)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$5,389,239	$3,657,956

Acquisition costs of operating limited partnerships	-	736,066	384,746

Cumulative distributions from operating limited partnerships	-	(22,130)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(369,919)	(457,341)

Cumulative losses from operating limited partnerships	-	(5,733,256)	(3,554,074)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(80,244)	(1,908)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(6,554,370)	(3,477,406)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	43,771	24,187

Cumulative impairment loss in investments in operating limited partnerships	-	369,919	457,341

Other	-	202,362	135,281

Equity per operating limited partnerships’ combined financial statements	$-	$(6,018,562)	$(2,862,505)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,468,694	$5,430,816	$15,645,510

Acquisition costs of operating limited partnerships	765,909	691,480	2,233,443

Cumulative distributions from operating limited partnerships	(54,407)	(8,581)	(88,564)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Cumulative losses from operating limited partnerships	(5,897,705)	(5,928,367)	(15,564,223)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(33,153)	(262,469)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	177,104	761,605

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,552,756)	(6,646,523)	(11,395,422)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	168,031	116,234

Cumulative impairment loss in investments in operating limited partnerships	282,491	185,348	2,226,166

Other	406,405	53,168	(127,491)

Equity per operating limited partnerships’ combined financial statements	$(3,769,564)	$(6,096,025)	$(8,821,152)

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$52,759,294	$-	$7,339,901	$8,216,329
Land	6,221,583	-	811,122	842,100
Other assets	15,056,927	-	1,665,488	2,274,134

	$74,037,804	$-	$9,816,511	$11,332,563

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$92,899,945	$-	$13,864,502	$13,333,411
Accounts payable and accrued expenses	1,480,071	-	341,316	176,198
Other liabilities	5,320,626	-	1,009,005	279,352

	99,700,642	-	15,214,823	13,788,961
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(25,054,462)	-	(4,447,619)	(2,987,564)
Other partners	(608,376)	-	(950,693)	531,166

	(25,662,838)	-	(5,398,312)	(2,456,398)

	$74,037,804	$-	$9,816,511	$11,332,563

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2012 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$9,599,155	$9,135,874	$18,468,035
Land	1,129,949	1,269,569	2,168,843
Other assets	3,784,986	3,031,505	4,300,814

	$14,514,090	$13,436,948	$24,937,692

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$17,481,475	$18,324,111	$29,896,446
Accounts payable and accrued expenses	212,701	225,478	524,378
Other liabilities	1,005,836	1,046,483	1,979,950

	18,700,012	19,596,072	32,400,774
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,149,178)	(5,874,329)	(7,595,772)
Other partners	(36,744)	(284,795)	132,690

	(4,185,922)	(6,159,124)	(7,463,082)

	$14,514,090	$13,436,948	$24,937,692

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$76,549,334	$-	$13,279,570	$9,378,695
Land	8,439,971	-	1,184,475	907,099
Other assets	19,057,448	-	2,161,880	2,358,522

	$104,046,753	$-	$16,625,925	$12,644,316

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$124,595,980	$-	$22,136,569	$14,463,045
Accounts payable and accrued expenses	1,705,101	-	403,807	153,345
Other liabilities	5,670,589	-	1,112,247	279,034

	131,971,670	-	23,652,623	14,895,424
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(27,567,808)	-	(6,018,562)	(2,862,505)
Other partners	(357,109)	-	(1,008,136)	611,397

	(27,924,917)	-	(7,026,698)	(2,251,108)

	$104,046,753	$-	$16,625,925	$12,644,316

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,147,376	$11,761,666	$30,982,027
Land	1,193,181	1,434,569	3,720,647
Other assets	3,806,377	3,403,656	7,327,013

	$16,146,934	$16,599,891	$42,029,687

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,657,713	$21,609,391	$47,729,262
Accounts payable and accrued expenses	227,171	233,915	686,863
Other liabilities	925,204	1,105,754	2,248,350

	19,810,088	22,949,060	50,664,475
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,769,564)	(6,096,025)	(8,821,152)
Other partners	106,410	(253,144)	186,364

	(3,663,154)	(6,349,169)	(8,634,788)

	$16,146,934	$16,599,891	$42,029,687

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2012

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$19,380,979	$-	$2,410,059	$2,641,593
Interest and other	413,317	-	54,547	52,691

	19,794,296	-	2,464,606	2,694,284
Expenses
Interest	2,653,242	-	347,672	258,227
Depreciation and amortization	4,657,323	-	602,197	684,980
Taxes and insurance	2,504,995	-	328,407	377,193
Repairs and maintenance	4,739,327	-	601,911	675,873
Operating expenses	6,762,914	-	797,005	915,327
Other expenses	321,714	-	34,634	42,833

	21,639,515	-	2,711,826	2,954,433

NET INCOME (LOSS)	$(1,845,219)	$-	$(247,220)	$(260,149)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(1,878,168)	$-	$(213,903)	$(236,913)

Net income (loss) allocated to other partners	$32,949	$-	$(33,317)	$(23,236)

*	Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2012 are as follows:

Year ended December 31, 2012

	Series 11	Series 12	Series 14
Revenue
Rental	$4,021,144	$3,639,962	$6,668,221
Interest and other	56,560	110,174	139,345

	4,077,704	3,750,136	6,807,566
Expenses
Interest	555,153	555,635	936,555
Depreciation and amortization	1,003,462	814,483	1,552,201
Taxes and insurance	529,192	444,991	825,212
Repairs and maintenance	990,527	813,473	1,657,543
Operating expenses	1,429,536	1,195,524	2,425,522
Other expenses	37,084	98,802	108,361

	4,544,954	3,922,908	7,505,394

NET INCOME (LOSS)	$(467,250)	$(172,772)	$(697,828)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(420,925)	$(244,848)	$(761,579)

Net income (loss) allocated to other partners	$(46,325)	$72,076	$63,751

*	Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2011

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$24,091,023	$-	$3,604,626	$2,771,672
Interest and other	470,447	-	54,006	56,827

	24,561,470	-	3,658,632	2,828,499
Expenses
Interest	3,469,195	-	571,780	317,364
Depreciation and amortization	5,710,025	-	935,726	725,288
Taxes and insurance	3,055,513	-	500,031	370,984
Repairs and maintenance	5,891,102	-	849,059	751,599
Operating expenses	8,458,333	-	1,279,518	978,338
Other expenses	307,168	-	61,730	47,677

	26,891,336	-	4,197,844	3,191,250

NET INCOME (LOSS)	$(2,329,866)	$-	$(539,212)	$(362,751)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(2,145,042)	$-	$(490,952)	$(292,886)

Net income (loss) allocated to other partners	$(184,824)	$-	$(48,260)	$(69,865)

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

Year ended December 31, 2011

	Series 11	Series 12	Series 14
Revenue
Rental	$4,077,181	$4,117,689	$9,519,855
Interest and other	114,817	70,217	174,580

	4,191,998	4,187,906	9,694,435
Expenses
Interest	546,215	639,888	1,393,948
Depreciation and amortization	1,030,268	894,897	2,123,846
Taxes and insurance	555,808	460,090	1,168,600
Repairs and maintenance	1,041,359	983,794	2,265,291
Operating expenses	1,426,361	1,399,652	3,374,464
Other expenses	35,544	65,353	96,864

	4,635,555	4,443,674	10,423,013

NET INCOME (LOSS)	$(443,557)	$(255,768)	$(728,578)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(325,309)	$(247,885)	$(788,010)

Net income (loss) allocated to other partners	$(118,248)	$(7,883)	$59,432

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Text Block]

NOTE D - RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2013	$121,234	$-	$77,368	$(49,977)

Operating limited partnership rents received in advance	(135)	-	-	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(484,374)	-	(282,823)	(322,624)

Other	13,461,378	-	4,392,444	314,785

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,878,168)	-	(213,903)	(236,913)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(615,198)	-	(108,871)	(93,265)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(738,533)	-	(179,592)	(82,932)

Income (loss) for tax return purposes, December 31, 2012	$9,866,204	$-	$3,684,623	$(470,926)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2013	$(22,413)	$49,560	$66,696

Operating limited partnership rents received in advance	-	-	(135)

Accrued partnership management fees not recognized (recognized) for tax purposes	68,632	(37,065)	89,506

Other	50,084	1,738,153	6,965,912

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(420,925)	(244,848)	(761,579)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,011)	(132,852)	(210,199)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(109,056)	(11,606)	(355,347)

Income (loss) for tax return purposes, December 31, 2012	$(503,689)	$1,361,342	$5,794,854

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2012	$395,757	$-	$124,050	$223,667

Operating limited partnership rents received in advance	(26,057)	-	-	(23,357)

Accrued partnership management fees not recognized (recognized) for tax purposes	(377,033)	-	85,445	96,512

Other	4,716,199	-	2,565,458	13,273

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(2,145,042)	-	(490,952)	(292,886)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,127,950)	-	(192,798)	(90,412)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,704,620)	-	(276,867)	(150,458)

Income (loss) for tax return purposes, December 31, 2011	$(268,746)	$-	$1,814,336	$(223,661)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2012	$(77,985)	$(110,223)	$236,248

Operating limited partnership rents received in advance	-	-	(2,700)

Accrued partnership management fees not recognized (recognized) for tax purposes	(181,362)	(169,476)	(208,152)

Other	(6,394)	122,895	2,020,967

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(325,309)	(247,885)	(788,010)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(194,330)	(174,377)	(476,033)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(809,231)	(57,195)	(410,869)

Income (loss) for tax return purposes, December 31, 2011	$(1,594,611)	$(636,261)	$371,451

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2012	$(38,413,564)	$-	$(6,647,910)	$(5,453,975)

Add back losses not recognized under the equity method	28,772,360	-	4,753,015	3,593,274

Impairment loss in investments in operating limited partnerships	(2,545,068)	-	(151,618)	(457,341)

Less share of loss - three months ended March 31, 2013	(655,610)	-	-	-

Other	12,841,882	-	2,046,513	2,318,042

Investments in operating limited partnerships - as reported, March 31, 2013	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2012	$(7,323,615)	$(8,290,033)	$(10,698,031)

Add back losses not recognized under the equity method	4,915,654	6,302,487	9,207,930

Impairment loss in investments in operating limited partnerships	(282,491)	(102,414)	(1,551,204)

Less share of loss - three months ended March 31, 2013	-	(158,916)	(496,694)

Other	2,690,452	2,248,876	3,537,999

Investments in operating limited partnerships - as reported, March 31, 2013	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2011	$(48,393,618)	$-	$(10,525,978)	$(5,088,117)

Add back losses not recognized under the equity method	32,626,477	-	6,554,370	3,477,406

Impairment loss in investments in operating limited partnerships	(3,521,265)	-	(369,919)	(457,341)

Less share of loss - three months ended March 31, 2012	(938,709)	-	-	-

Other	20,227,115	-	4,341,527	2,068,052

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2011	$(6,882,763)	$(9,490,387)	$(16,406,373)

Add back losses not recognized under the equity method	4,552,756	6,646,523	11,395,422

Impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Less share of loss - three months ended March 31, 2012	-	(177,104)	(761,605)

Other	2,612,498	3,206,316	7,998,722

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-

SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE E - SUBSEQUENT EVENTS

Subsequent to March 31, 2013, the Partnership has entered into an agreement to sell 50% of its interest in one operating limited partnership. The estimated sale price and other terms for the disposition of the operating limited partnership has been determined. The estimated proceed to be received for the operating limited partnership is $18,810. The estimated gain on partial sale of the operating limited partnership is $13,810, which is expected to be recognized in the first quarter of fiscal year 2014.

CONCENTRATION OF CREDIT RISK	12 Months Ended
Mar. 31, 2013
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE F - CONCENTRATION OF CREDIT RISK

The Partnership maintains its cash and cash equivalent balances in several accounts in various financial institutions. The balances are generally insured by the Federal Deposit Insurance Corporation (FDIC) up to specified limits by each institution. At times, the balances may exceed these insurance limits; however, the Partnership has not experienced any losses with respect to its balances in excess of FDIC insurance. Management believes that no significant concentration of credit risk with respect to these cash and cash equivalent balances exists as of March 31, 2013.

FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE G - FAIR VALUE OF FINANCIAL INSTRUMENTS

As of March 31, 2013, the Partnership’s financial instruments relate to accounts payable - affiliates. Management has not disclosed the fair value of the financial instruments because determination of such fair value is deemed to be impractical. The accounts payable - affiliates are owed to affiliates of the Partnership. The unique nature of these financial instruments makes determination of any fair value impractical. See note B for disclosure of the carrying amount and terms of these financial instruments.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Investment In Operating Limited Partnerships [Policy Text Block]

Investments in Operating Limited Partnerships

After the investment account is reduced to zero, receivables due from the operating limited partnerships are decreased by the funds’ share of losses and, accordingly a valuation allowance is recorded against the receivables. Accordingly, the Partnership recorded a valuation allowance as follows:

	2013	2012
Series 7	$-	$-
Series 9	13,983	30,198
Series 10	5,443	5,443
Series 11	72,890	72,890
Series 12	86,870	86,870
Series 14	11,396	16,744
	$190,582	$212,145

The Partnership reviews its investment in operating limited partnerships for impairment whenever events or changes in circumstances indicate that the carrying amount of such investments may not be recoverable. Recoverability is measured by a comparison of the carrying amount of the sum of the total amount of the remaining tax credits and the estimated residual value of the investment. The Partnership also evaluates its intangibles for impairment in connection with its investments in operating limited partnerships. During the years ended March 31, 2013 and 2012, the Partnership did not record an impairment loss.

Capital contributions to operating limited partnerships are adjusted by tax credit adjusters. Tax credit adjusters are defined as adjustments to operating limited partnership capital contributions due to reductions in actual tax credits from those originally projected. The Partnership records tax credit adjusters as a reduction in investments in operating limited partnerships and capital contributions payable.

The operating limited partnerships maintain their financial statements based on a calendar year and the Partnership utilizes a March 31 year end. The fund records losses and income from the operating limited partnerships on a calendar year basis which is not materially different from losses and income generated if the operating limited partnerships utilized a March 31 year end.

The Partnership records capital contributions payable to the operating limited partnerships once there is a binding obligation to fund a specified amount. The operating limited partnerships record capital contributions from the Partnership when received.

The Partnership records certain acquisition costs as an increase in its investments in operating limited partnerships. Certain operating limited partnerships have not recorded the acquisition costs as a capital contribution from the Partnership. These differences are shown as reconciling items in Note C.

In accordance with the accounting guidance for the consolidation of variable interest entities, the Partnership determines when it should include the assets, liabilities, and activities of a variable interest entity (VIE) in its financial statements, and when it should disclose information about its relationship with a VIE. A VIE is a legal structure used to conduct activities or hold assets, which must be consolidated by a company if it is the primary beneficiary because it has (1) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance and (2) the obligation to absorb losses or receive benefits that could potentially be significant to the VIE. If multiple unrelated parties share such power, as defined, no party is required to consolidate the VIE.

The Partnership determines whether an entity is a VIE and whether it is the primary beneficiary at the date of initial involvement with the entity. The Partnership reassesses whether it is the primary beneficiary of a VIE on an ongoing basis based on changes in facts and circumstances. In determining whether it is the primary beneficiary, the partnership considers the purpose and activities of the VIE, including the variability and related risks the VIE incurs and transfers to other entities and their related parties. These factors are considered in determining whether the Partnership has the power to direct activities of the VIE that most significantly impact the VIE’s economic performance and whether the Partnership also has the obligation to absorb losses of or receive benefits from the VIE that could be potentially significant to the VIE. If the Partnership determines that it is the primary beneficiary of the VIE, the VIE is consolidated within the partnership’s financial statements.

Based on this guidance, the operating limited partnerships in which the Partnership invests meet the definition of a VIE. However, management does not consolidate the Partnership's interests in these VIEs under this guidance, as it is not considered to be the primary beneficiary. The Partnership currently records the amount of its investment in these operating limited partnerships as an asset on its balance sheets, recognizes its share of the operating limited partnership income or losses in the statements of operations, and discloses how it accounts for material types of these investments in its financial statements. The Partnership's balance in investment in operating limited partnerships, plus the risk of recapture of tax credits previously recognized on these investments, represents its maximum exposure to loss. The Partnership's exposure to loss on these operating limited partnerships is mitigated by the condition and financial performance of the underlying properties as well as the strength of the operating general partners and their guarantee against credit recapture.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash Equivalents

Cash equivalents include money market accounts having original maturities at date of acquisition of three months or less. The carrying amounts approximate fair value because of the short maturity of these instruments.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Partnership has elected to be treated as a pass-through entity for income tax purposes and, as such, is not subject to income taxes. Rather, all items of taxable income, deductions and tax credits are passed through to and are reported by its owners on their respective income tax returns.  The Partnership’s federal tax status as a pass-through entity is based on its legal status as a partnership. Accordingly, the Partnership is not required to take any tax positions in order to qualify as a pass-through entity. The Partnership is required to file and does file tax returns with the Internal Revenue Service and other taxing authorities. Accordingly, these financial statements do not reflect a provision for income taxes and the Partnership has no other tax positions which must be considered for disclosure. Income tax returns filed by the Partnership are subject to examination by the Internal Revenue Service for a period of three years. While no income tax returns are currently being examined by the Internal Revenue Service, tax years since 2009 remain open.

Fiscal Period, Policy [Policy Text Block]

Fiscal Year

For financial reporting purposes the Partnership uses a March 31 year end, whereas for income tax reporting purposes, the Partnership uses a calendar year. The operating limited partnerships use a calendar year for both financial and income tax reporting.

Earnings Per Benefical Assignee Partnership Unit [Policy Text Block]

Net Income (Loss) per Beneficial Assignee Certificate

Net income (loss) per beneficial assignee certificate is calculated based upon the weighted average number of units outstanding. The weighted average number of units outstanding in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	1,036,100	1,036,100
Series 9	4,174,796	4,176,329
Series 10	2,422,558	2,423,225
Series 11	2,489,232	2,489,599
Series 12	2,971,795	2,971,795
Series 14	5,571,523	5,574,290
TOTAL	18,666,004	18,671,338

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Changes

In May 2011, the Financial Accounting Standards Board ("FASB") issued an update to existing guidance related to fair value measurements on how to measure fair value and what disclosures to provide about fair value measurements. For fair value measurements categorized as level 3, a reporting entity should disclose quantitative information of the unobservable inputs and assumptions, a description of the valuation processes and narrative description of the sensitivity of the fair value to changes in unobservable inputs. This update is effective for interim and annual periods beginning after December 15, 2011. The adoption of this update did not materially affect the Partnership's financial statements.

Liquidity Disclosure [Policy Text Block]

Plan of Liquidation and Dissolution

On July 1, 2010, BAC Holders approved a Plan of Liquidation and Dissolution for the Partnership, (the “Plan”). Pursuant to the Plan, the general partner may, without further action by the BAC Holders, sell the remaining assets held by the Partnership. It was anticipated that the sale of all the apartment complexes would be completed sometime in 2012. However, because of numerous uncertainties, the liquidation may take longer than expected, and the final liquidating distribution may occur months after all of the apartment complexes have been sold. Because the liquidation of the Partnership was not imminent, as of March 31, 2013, the financial statements are presented assuming the Partnership will continue as a going concern.

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of Capital Units [Table Text Block]

The BACs issued and outstanding in each series as of March 31, 2013 and 2012 are as follows:

	Issued		Outstanding
	2013	2012	2013	2012
Series 7	1,036,100	1,036,100	1,036,100	1,036,100
Series 9	4,178,029	4,178,029	4,171,729	4,176,329
Series 10	2,428,925	2,428,925	2,421,225	2,423,225
Series 11	2,489,599	2,489,599	2,488,499	2,489,599
Series 12	2,972,795	2,972,795	2,971,795	2,971,795
Series 14	5,574,290	5,574,290	5,565,990	5,574,290
TOTAL	18,679,738	18,679,738	18,655,338	18,671,338

Schedule Of Operating Partnerships Valuation Allowance [Table Text Block]

Accordingly, the Partnership recorded a valuation allowance as follows:

	2013	2012
Series 7	$-	$-
Series 9	13,983	30,198
Series 10	5,443	5,443
Series 11	72,890	72,890
Series 12	86,870	86,870
Series 14	11,396	16,744
	$190,582	$212,145

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]

The weighted average number of units outstanding in each series at March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	1,036,100	1,036,100
Series 9	4,174,796	4,176,329
Series 10	2,422,558	2,423,225
Series 11	2,489,232	2,489,599
Series 12	2,971,795	2,971,795
Series 14	5,571,523	5,574,290
TOTAL	18,666,004	18,671,338

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Schedule Of Fund Management Fee and Reporting Fee [Table Text Block]

The partnership management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2013 and 2012, are as follows:

	2013
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	108,121	18,358	89,763
Series 10	92,376	11,657	80,719
Series 11	118,632	31,946	86,686
Series 12	123,035	59,562	63,473
Series 14	277,720	86,182	191,538
	$719,884	$207,705	$512,179

	2012
	Gross Partnership Management Fee	Asset Management and Reporting Fee	Partnership Management Fee net of Asset Management and Reporting Fee
Series 7	$-	$-	$-
Series 9	170,445	71,320	99,125
Series 10	96,512	14,331	82,181
Series 11	118,638	19,906	98,732
Series 12	130,524	19,730	110,794
Series 14	341,848	66,083	275,765
	$857,967	$191,370	$666,597

Schedule of Management Fees Paid [Table Text Block]

The partnership management fees paid by the Partnership for the years ended March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	$-	$-
Series 9	390,944	85,000
Series 10	415,000	-
Series 11	50,000	300,000
Series 12	160,100	300,000
Series 14	188,214	550,000
TOTAL	$1,204,258	$1,235,000

Schedule Of Advances From Affiliate [Table Text Block]

The total advances from the affiliate of the general partner to the operating limited partnerships as of March 31, 2013 and 2012 are as follows:

	2013	2012
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	153,188	153,188
Series 14	-	-
TOTAL	$153,188	$153,188

Schedule Of General Administrative [Table Text Block]

General and administrative expenses incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership (BCAMLP) during the years ended March 31, 2013 and 2012 charged to each series’ operations are as follows:

	2013	2012
Series 7	$-	$-
Series 9	17,097	12,132
Series 10	15,830	10,600
Series 11	15,498	10,346
Series 12	17,492	11,703
Series 14	24,620	16,871
TOTAL	$90,537	$61,652

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2013
Equity Method Investments and Joint Ventures [Abstract]
Schedule of Number of Operating Partnerships [Table Text Block]

The number of operating limited partnerships in which the Partnership has limited partnership interests at March 31, 2013 and 2012 by series is as follows:

	2013	2012
Series 7	-	-
Series 9	12	18
Series 10	14	15
Series 11	15	16
Series 12	21	23
Series 14	32	46
TOTAL	94	118

Schedule of Dispositions by Series [Table Text Block]

During the year ended March 31, 2013 the Partnership disposed of twenty-four of the operating limited partnerships. In addition the Partnership received additional proceeds from two operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition*	Disposition
Series 7	-	-	$-	$-
Series 9	5	1	215,680	215,680
Series 10	1	-	67,526	67,526
Series 11	1	-	-	101,525
Series 12	1	1	160,100	160,100
Series 14	13	1	165,214	319,014
Total	21	3	$608,520	$863,845

* Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.

During the year ended March 31, 2012 the Partnership disposed of twelve of the operating limited partnerships. In addition the Partnership received additional proceeds from two operating limited partnerships disposed of in the prior year. A summary of the dispositions by Series for March 31, 2012 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition	Disposition
Series 7	-	-	$-	$-
Series 9	6	-	278,008	278,008
Series 10	-	1	338,168	338,168
Series 11	-	-	54,381	54,381
Series 12	-	-	44,097	44,097
Series 14	4	1	570,175	570,175
Total	10	2	$1,284,829	$1,284,829

Schedule of Contributions Payable [Table Text Block]

The contributions payable to operating limited partnerships at March 31, 2013 and 2012 by series are as follows:

	2013	2012
Series 7	$-	$-
Series 9	-	-
Series 10	-	-
Series 11	-	-
Series 12	9,241	9,241
Series 14	160,733	160,733
TOTAL	$169,974	$169,974

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$28,120,004

Acquisition costs of operating limited partnerships	3,948,286

Cumulative distributions from operating limited partnerships	(177,101)

Cumulative impairment loss in investments in operating limited partnerships	(2,545,068)

Cumulative losses from operating limited partnerships	(29,346,121)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(264,054)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	655,610

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(28,772,360)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	346,239

Cumulative impairment loss in investments in operating limited partnerships	2,545,068

Other	574,810

Equity per operating limited partnerships’ combined financial statements	$(25,054,462)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$3,325,904	$3,452,486

Acquisition costs of operating limited partnerships	-	492,293	349,011

Cumulative distributions from operating limited partnerships	-	(13,146)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(151,618)	(457,341)

Cumulative losses from operating limited partnerships	-	(3,653,433)	(3,312,869)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(24,042)	-

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(4,753,015)	(3,593,274)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	26,232	24,187

Cumulative impairment loss in investments in operating limited partnerships	-	151,618	457,341

Other	-	151,588	124,182

Equity per operating limited partnerships’ combined financial statements	$-	$(4,447,619)	$(2,987,564)

The Partnership’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,266,357	$4,633,863	$11,441,394

Acquisition costs of operating limited partnerships	727,835	557,807	1,821,340

Cumulative distributions from operating limited partnerships	(54,407)	(6,661)	(71,600)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(102,414)	(1,551,204)

Cumulative losses from operating limited partnerships	(5,657,294)	(5,082,595)	(11,639,930)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2013, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(17,229)	(215,916)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	158,916	496,694

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,915,654)	(6,302,487)	(9,207,930)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	151,809	42,848

Cumulative impairment loss in investments in operating limited partnerships	282,491	102,414	1,551,204

Other	389,689	32,248	(122,897)

Equity per operating limited partnerships’ combined financial statements	$(4,149,178)	$(5,874,329)	$(7,595,772)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

Total
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$35,592,215

Acquisition costs of operating limited partnerships	4,811,644

Cumulative distributions from operating limited partnerships	(204,969)

Cumulative impairment loss in investments in operating limited partnerships	(3,521,265)

Cumulative losses from operating limited partnerships	(36,677,625)

Investments in operating limited partnerships per balance sheets	-

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(384,641)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	938,709

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(32,626,477)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	453,386

Cumulative impairment loss in investments in operating limited partnerships	3,521,265

Other	669,725

Equity per operating limited partnerships’ combined financial statements	$(27,567,808)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 7	Series 9	Series 10

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$-	$5,389,239	$3,657,956

Acquisition costs of operating limited partnerships	-	736,066	384,746

Cumulative distributions from operating limited partnerships	-	(22,130)	(31,287)

Cumulative impairment loss in investments in operating limited partnerships	-	(369,919)	(457,341)

Cumulative losses from operating limited partnerships	-	(5,733,256)	(3,554,074)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 7	Series 9	Series 10

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	-

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	-	(80,244)	(1,908)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	-	-

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	-	(6,554,370)	(3,477,406)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	-	43,771	24,187

Cumulative impairment loss in investments in operating limited partnerships	-	369,919	457,341

Other	-	202,362	135,281

Equity per operating limited partnerships’ combined financial statements	$-	$(6,018,562)	$(2,862,505)

The Partnership’s investments in operating limited partnerships at March 31, 2012 are summarized as follows:

	Series 11	Series 12	Series 14

Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$5,468,694	$5,430,816	$15,645,510

Acquisition costs of operating limited partnerships	765,909	691,480	2,233,443

Cumulative distributions from operating limited partnerships	(54,407)	(8,581)	(88,564)

Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Cumulative losses from operating limited partnerships	(5,897,705)	(5,928,367)	(15,564,223)

Investments in operating limited partnerships per balance sheets	-	-	-

	Series 11	Series 12	Series 14

The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2012, which (have not) have been included in the Partnerships’ capital account included in the operating limited partnerships’ financial statements as of December 31, 2011 (see note A).	-	-	(139,775)

The Partnership has recorded acquisition costs at March 31, 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)	(33,153)	(262,469)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	-	177,104	761,605

Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,552,756)	(6,646,523)	(11,395,422)

The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163	168,031	116,234

Cumulative impairment loss in investments in operating limited partnerships	282,491	185,348	2,226,166

Other	406,405	53,168	(127,491)

Equity per operating limited partnerships’ combined financial statements	$(3,769,564)	$(6,096,025)	$(8,821,152)

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$52,759,294	$-	$7,339,901	$8,216,329
Land	6,221,583	-	811,122	842,100
Other assets	15,056,927	-	1,665,488	2,274,134

	$74,037,804	$-	$9,816,511	$11,332,563

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$92,899,945	$-	$13,864,502	$13,333,411
Accounts payable and accrued expenses	1,480,071	-	341,316	176,198
Other liabilities	5,320,626	-	1,009,005	279,352

	99,700,642	-	15,214,823	13,788,961
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(25,054,462)	-	(4,447,619)	(2,987,564)
Other partners	(608,376)	-	(950,693)	531,166

	(25,662,838)	-	(5,398,312)	(2,456,398)

	$74,037,804	$-	$9,816,511	$11,332,563

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2012 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$9,599,155	$9,135,874	$18,468,035
Land	1,129,949	1,269,569	2,168,843
Other assets	3,784,986	3,031,505	4,300,814

	$14,514,090	$13,436,948	$24,937,692

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$17,481,475	$18,324,111	$29,896,446
Accounts payable and accrued expenses	212,701	225,478	524,378
Other liabilities	1,005,836	1,046,483	1,979,950

	18,700,012	19,596,072	32,400,774
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,149,178)	(5,874,329)	(7,595,772)
Other partners	(36,744)	(284,795)	132,690

	(4,185,922)	(6,159,124)	(7,463,082)

	$14,514,090	$13,436,948	$24,937,692

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 7	Series 9	Series 10
ASSETS

Buildings and improvements, net of accumulated depreciation	$76,549,334	$-	$13,279,570	$9,378,695
Land	8,439,971	-	1,184,475	907,099
Other assets	19,057,448	-	2,161,880	2,358,522

	$104,046,753	$-	$16,625,925	$12,644,316

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$124,595,980	$-	$22,136,569	$14,463,045
Accounts payable and accrued expenses	1,705,101	-	403,807	153,345
Other liabilities	5,670,589	-	1,112,247	279,034

	131,971,670	-	23,652,623	14,895,424
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(27,567,808)	-	(6,018,562)	(2,862,505)
Other partners	(357,109)	-	(1,008,136)	611,397

	(27,924,917)	-	(7,026,698)	(2,251,108)

	$104,046,753	$-	$16,625,925	$12,644,316

The combined summarized balance sheets of the operating limited partnerships in which Series 7, 9 through 12, and 14 hold an interest at December 31, 2011 are as follows:

	Series 11	Series 12	Series 14
ASSETS

Buildings and improvements, net of accumulated depreciation	$11,147,376	$11,761,666	$30,982,027
Land	1,193,181	1,434,569	3,720,647
Other assets	3,806,377	3,403,656	7,327,013

	$16,146,934	$16,599,891	$42,029,687

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$18,657,713	$21,609,391	$47,729,262
Accounts payable and accrued expenses	227,171	233,915	686,863
Other liabilities	925,204	1,105,754	2,248,350

	19,810,088	22,949,060	50,664,475
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(3,769,564)	(6,096,025)	(8,821,152)
Other partners	106,410	(253,144)	186,364

	(3,663,154)	(6,349,169)	(8,634,788)

	$16,146,934	$16,599,891	$42,029,687

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2012

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$19,380,979	$-	$2,410,059	$2,641,593
Interest and other	413,317	-	54,547	52,691

	19,794,296	-	2,464,606	2,694,284
Expenses
Interest	2,653,242	-	347,672	258,227
Depreciation and amortization	4,657,323	-	602,197	684,980
Taxes and insurance	2,504,995	-	328,407	377,193
Repairs and maintenance	4,739,327	-	601,911	675,873
Operating expenses	6,762,914	-	797,005	915,327
Other expenses	321,714	-	34,634	42,833

	21,639,515	-	2,711,826	2,954,433

NET INCOME (LOSS)	$(1,845,219)	$-	$(247,220)	$(260,149)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(1,878,168)	$-	$(213,903)	$(236,913)

Net income (loss) allocated to other partners	$32,949	$-	$(33,317)	$(23,236)

*	Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

Year ended December 31, 2012

	Series 11	Series 12	Series 14
Revenue
Rental	$4,021,144	$3,639,962	$6,668,221
Interest and other	56,560	110,174	139,345

	4,077,704	3,750,136	6,807,566
Expenses
Interest	555,153	555,635	936,555
Depreciation and amortization	1,003,462	814,483	1,552,201
Taxes and insurance	529,192	444,991	825,212
Repairs and maintenance	990,527	813,473	1,657,543
Operating expenses	1,429,536	1,195,524	2,425,522
Other expenses	37,084	98,802	108,361

	4,544,954	3,922,908	7,505,394

NET INCOME (LOSS)	$(467,250)	$(172,772)	$(697,828)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(420,925)	$(244,848)	$(761,579)

Net income (loss) allocated to other partners	$(46,325)	$72,076	$63,751

*	Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

Year ended December 31, 2011

	Total	Series 7	Series 9	Series 10
Revenue
Rental	$24,091,023	$-	$3,604,626	$2,771,672
Interest and other	470,447	-	54,006	56,827

	24,561,470	-	3,658,632	2,828,499
Expenses
Interest	3,469,195	-	571,780	317,364
Depreciation and amortization	5,710,025	-	935,726	725,288
Taxes and insurance	3,055,513	-	500,031	370,984
Repairs and maintenance	5,891,102	-	849,059	751,599
Operating expenses	8,458,333	-	1,279,518	978,338
Other expenses	307,168	-	61,730	47,677

	26,891,336	-	4,197,844	3,191,250

NET INCOME (LOSS)	$(2,329,866)	$-	$(539,212)	$(362,751)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(2,145,042)	$-	$(490,952)	$(292,886)

Net income (loss) allocated to other partners	$(184,824)	$-	$(48,260)	$(69,865)

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2011 in which Series 7, 9 through 12, and 14 hold an interest as of December 31, 2011 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS - CONTINUED

Year ended December 31, 2011

	Series 11	Series 12	Series 14
Revenue
Rental	$4,077,181	$4,117,689	$9,519,855
Interest and other	114,817	70,217	174,580

	4,191,998	4,187,906	9,694,435
Expenses
Interest	546,215	639,888	1,393,948
Depreciation and amortization	1,030,268	894,897	2,123,846
Taxes and insurance	555,808	460,090	1,168,600
Repairs and maintenance	1,041,359	983,794	2,265,291
Operating expenses	1,426,361	1,399,652	3,374,464
Other expenses	35,544	65,353	96,864

	4,635,555	4,443,674	10,423,013

NET INCOME (LOSS)	$(443,557)	$(255,768)	$(728,578)

Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	$(325,309)	$(247,885)	$(788,010)

Net income (loss) allocated to other partners	$(118,248)	$(7,883)	$59,432

*	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Schedule Of Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosur [Table Text Block]

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2013	$121,234	$-	$77,368	$(49,977)

Operating limited partnership rents received in advance	(135)	-	-	-

Accrued partnership management fees not recognized (recognized) for tax purposes	(484,374)	-	(282,823)	(322,624)

Other	13,461,378	-	4,392,444	314,785

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,878,168)	-	(213,903)	(236,913)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(615,198)	-	(108,871)	(93,265)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(738,533)	-	(179,592)	(82,932)

Income (loss) for tax return purposes, December 31, 2012	$9,866,204	$-	$3,684,623	$(470,926)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2013	$(22,413)	$49,560	$66,696

Operating limited partnership rents received in advance	-	-	(135)

Accrued partnership management fees not recognized (recognized) for tax purposes	68,632	(37,065)	89,506

Other	50,084	1,738,153	6,965,912

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(420,925)	(244,848)	(761,579)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,011)	(132,852)	(210,199)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(109,056)	(11,606)	(355,347)

Income (loss) for tax return purposes, December 31, 2012	$(503,689)	$1,361,342	$5,794,854

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 7	Series 9	Series 10
Net income (loss) for financial reporting purposes, March 31, 2012	$395,757	$-	$124,050	$223,667

Operating limited partnership rents received in advance	(26,057)	-	-	(23,357)

Accrued partnership management fees not recognized (recognized) for tax purposes	(377,033)	-	85,445	96,512

Other	4,716,199	-	2,565,458	13,273

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(2,145,042)	-	(490,952)	(292,886)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(1,127,950)	-	(192,798)	(90,412)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(1,704,620)	-	(276,867)	(150,458)

Income (loss) for tax return purposes, December 31, 2011	$(268,746)	$-	$1,814,336	$(223,661)

For income tax purposes, the Partnership reports using a December 31 year-end. The Partnership’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 11	Series 12	Series 14
Net income (loss) for financial reporting purposes, March 31, 2012	$(77,985)	$(110,223)	$236,248

Operating limited partnership rents received in advance	-	-	(2,700)

Accrued partnership management fees not recognized (recognized) for tax purposes	(181,362)	(169,476)	(208,152)

Other	(6,394)	122,895	2,020,967

Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(325,309)	(247,885)	(788,010)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(194,330)	(174,377)	(476,033)

Difference due to fiscal year for book purposes and calendar year for tax purposes	(809,231)	(57,195)	(410,869)

Income (loss) for tax return purposes, December 31, 2011	$(1,594,611)	$(636,261)	$371,451

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2012	$(38,413,564)	$-	$(6,647,910)	$(5,453,975)

Add back losses not recognized under the equity method	28,772,360	-	4,753,015	3,593,274

Impairment loss in investments in operating limited partnerships	(2,545,068)	-	(151,618)	(457,341)

Less share of loss - three months ended March 31, 2013	(655,610)	-	-	-

Other	12,841,882	-	2,046,513	2,318,042

Investments in operating limited partnerships - as reported, March 31, 2013	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2013 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2012	$(7,323,615)	$(8,290,033)	$(10,698,031)

Add back losses not recognized under the equity method	4,915,654	6,302,487	9,207,930

Impairment loss in investments in operating limited partnerships	(282,491)	(102,414)	(1,551,204)

Less share of loss - three months ended March 31, 2013	-	(158,916)	(496,694)

Other	2,690,452	2,248,876	3,537,999

Investments in operating limited partnerships - as reported, March 31, 2013	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Total	Series 7	Series 9	Series 10

Investments in operating limited partnerships - tax return December 31, 2011	$(48,393,618)	$-	$(10,525,978)	$(5,088,117)

Add back losses not recognized under the equity method	32,626,477	-	6,554,370	3,477,406

Impairment loss in investments in operating limited partnerships	(3,521,265)	-	(369,919)	(457,341)

Less share of loss - three months ended March 31, 2012	(938,709)	-	-	-

Other	20,227,115	-	4,341,527	2,068,052

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statements purposes at March 31, 2012 are as follows:

	Series 11	Series 12	Series 14

Investments in operating limited partnerships - tax return December 31, 2011	$(6,882,763)	$(9,490,387)	$(16,406,373)

Add back losses not recognized under the equity method	4,552,756	6,646,523	11,395,422

Impairment loss in investments in operating limited partnerships	(282,491)	(185,348)	(2,226,166)

Less share of loss - three months ended March 31, 2012	-	(177,104)	(761,605)

Other	2,612,498	3,206,316	7,998,722

Investments in operating limited partnerships - as reported, March 31, 2012	$-	$-	$-

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Mar. 31, 2013	Mar. 31, 2012
Partners Capital Account Units Issued	18,679,738	18,679,738
Partners Capital Account Units Outstanding	18,655,338	18,671,338
Series Seven [Member]
Partners Capital Account Units Issued	1,036,100	1,036,100
Partners Capital Account Units Outstanding	1,036,100	1,036,100
Series Nine [Member]
Partners Capital Account Units Issued	4,178,029	4,178,029
Partners Capital Account Units Outstanding	4,171,729	4,176,329
Series Ten [Member]
Partners Capital Account Units Issued	2,428,925	2,428,925
Partners Capital Account Units Outstanding	2,421,225	2,423,225
Series Eleven [Member]
Partners Capital Account Units Issued	2,489,599	2,489,599
Partners Capital Account Units Outstanding	2,488,499	2,489,599
Series Twelve [Member]
Partners Capital Account Units Issued	2,972,795	2,972,795
Partners Capital Account Units Outstanding	2,971,795	2,971,795
Series Fourteen [Member]
Partners Capital Account Units Issued	5,574,290	5,574,290
Partners Capital Account Units Outstanding	5,565,990	5,574,290

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Operating Partnerships Valuation Allowance	$ 190,582	$ 212,145
Series Seven [Member]
Operating Partnerships Valuation Allowance	0	0
Series Nine [Member]
Operating Partnerships Valuation Allowance	13,983	30,198
Series Ten [Member]
Operating Partnerships Valuation Allowance	5,443	5,443
Series Eleven [Member]
Operating Partnerships Valuation Allowance	72,890	72,890
Series Twelve [Member]
Operating Partnerships Valuation Allowance	86,870	86,870
Series Fourteen [Member]
Operating Partnerships Valuation Allowance	$ 11,396	$ 16,744

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	18,666,004	18,671,338
Series Seven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	1,036,100	1,036,100
Series Nine [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	4,174,796	4,176,329
Series Ten [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,422,558	2,423,225
Series Eleven [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,489,232	2,489,599
Series Twelve [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	2,971,795	2,971,795
Series Fourteen [Member]
Weighted Average Number of Limited Partnership and General Partnership Unit Outstanding, Basic and Diluted	5,571,523	5,574,290

ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Beneficial assignee certificate, par value (in dollars per unit)	$ 10	$ 10
Units of assignor limited partner's capital, authorized	20,000,000	20,000,000
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%
Partners' Capital Account, Public Sale of Units Net of Offering Costs	$ 100,000

RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Management Fee	$ 719,884	$ 857,967
Asset Management and Reporting Fee	207,705	191,370
Partnership Management Fee net of Asset Management and Reporting Fee	512,179	666,597
Series Seven [Member]
Gross Management Fee	0	0
Asset Management and Reporting Fee	0	0
Partnership Management Fee net of Asset Management and Reporting Fee	0	0
Series Nine [Member]
Gross Management Fee	108,121	170,445
Asset Management and Reporting Fee	18,358	71,320
Partnership Management Fee net of Asset Management and Reporting Fee	89,763	99,125
Series Ten [Member]
Gross Management Fee	92,376	96,512
Asset Management and Reporting Fee	11,657	14,331
Partnership Management Fee net of Asset Management and Reporting Fee	80,719	82,181
Series Eleven [Member]
Gross Management Fee	118,632	118,638
Asset Management and Reporting Fee	31,946	19,906
Partnership Management Fee net of Asset Management and Reporting Fee	86,686	98,732
Series Twelve [Member]
Gross Management Fee	123,035	130,524
Asset Management and Reporting Fee	59,562	19,730
Partnership Management Fee net of Asset Management and Reporting Fee	63,473	110,794
Series Fourteen [Member]
Gross Management Fee	277,720	341,848
Asset Management and Reporting Fee	86,182	66,083
Partnership Management Fee net of Asset Management and Reporting Fee	$ 191,538	$ 275,765

RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Management Fees Paid	$ 1,204,258	$ 1,235,000
Series Seven [Member]
Management Fees Paid	0	0
Series Nine [Member]
Management Fees Paid	390,944	85,000
Series Ten [Member]
Management Fees Paid	415,000	0
Series Eleven [Member]
Management Fees Paid	50,000	300,000
Series Twelve [Member]
Management Fees Paid	160,100	300,000
Series Fourteen [Member]
Management Fees Paid	$ 188,214	$ 550,000

RELATED PARTY TRANSACTIONS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Advances From Affiliate Of General Partner	$ 153,188	$ 153,188
Series Seven [Member]
Advances From Affiliate Of General Partner	0	0
Series Nine [Member]
Advances From Affiliate Of General Partner	0	0
Series Ten [Member]
Advances From Affiliate Of General Partner	0	0
Series Eleven [Member]
Advances From Affiliate Of General Partner	0	0
Series Twelve [Member]
Advances From Affiliate Of General Partner	153,188	153,188
Series Fourteen [Member]
Advances From Affiliate Of General Partner	$ 0	$ 0

RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
General and administrative expenses	$ 90,537	$ 61,652
Series Seven [Member]
General and administrative expenses	0	0
Series Nine [Member]
General and administrative expenses	17,097	12,132
Series Ten [Member]
General and administrative expenses	15,830	10,600
Series Eleven [Member]
General and administrative expenses	15,498	10,346
Series Twelve [Member]
General and administrative expenses	17,492	11,703
Series Fourteen [Member]
General and administrative expenses	$ 24,620	$ 16,871

RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Percentage of Annual Management Fee	0.50%
Accrued Management Fees	$ 20,204,782	$ 20,689,156
Percentage Of Permanent Financing	99.00%

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details)	Mar. 31, 2013 Numbers	Mar. 31, 2012 Numbers
Number of Operating Partnerships	94	118
Series Seven [Member]
Number of Operating Partnerships	0	0
Series Nine [Member]
Number of Operating Partnerships	12	18
Series Ten [Member]
Number of Operating Partnerships	14	15
Series Eleven [Member]
Number of Operating Partnerships	15	16
Series Twelve [Member]
Number of Operating Partnerships	21	23
Series Fourteen [Member]
Number of Operating Partnerships	32	46

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013 Numbers		Mar. 31, 2012 Numbers
Operating Partnership Interest Transferred	21		10
Sale of Underlying Operating Partnership	3		2
Partnership Proceeds from Disposition (in dollars)	$ 608,520	[1]	$ 1,284,829
Gain on Disposition (in dollars)	863,845		1,284,829
Series Seven [Member]
Operating Partnership Interest Transferred	0		0
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition (in dollars)	0	[1]	0
Gain on Disposition (in dollars)	0		0
Series Nine [Member]
Operating Partnership Interest Transferred	5		6
Sale of Underlying Operating Partnership	1		0
Partnership Proceeds from Disposition (in dollars)	215,680	[1]	278,008
Gain on Disposition (in dollars)	215,680		278,008
Series Ten [Member]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	0		1
Partnership Proceeds from Disposition (in dollars)	67,526	[1]	338,168
Gain on Disposition (in dollars)	67,526		338,168
Series Eleven [Member]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	0		0
Partnership Proceeds from Disposition (in dollars)	0	[1]	54,381
Gain on Disposition (in dollars)	101,525		54,381
Series Twelve [Member]
Operating Partnership Interest Transferred	1		0
Sale of Underlying Operating Partnership	1		0
Partnership Proceeds from Disposition (in dollars)	160,100	[1]	44,097
Gain on Disposition (in dollars)	160,100		44,097
Series Fourteen [Member]
Operating Partnership Interest Transferred	13		4
Sale of Underlying Operating Partnership	1		1
Partnership Proceeds from Disposition (in dollars)	165,214	[1]	570,175
Gain on Disposition (in dollars)	$ 319,014		$ 570,175

[1]	Partnership proceeds from disposition does not include $101,525 and $153,800 recorded as a receivable as of March 31, 2013 for Series 11 and Series 14, respectively.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Capital contributions payable	$ 169,974	$ 169,974
Series Seven [Member]
Capital contributions payable	0	0
Series Nine [Member]
Capital contributions payable	0	0
Series Ten [Member]
Capital contributions payable	0	0
Series Eleven [Member]
Capital contributions payable	0	0
Series Twelve [Member]
Capital contributions payable	9,241	9,241
Series Fourteen [Member]
Capital contributions payable	$ 160,733	$ 160,733

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 3) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$ 28,120,004		$ 35,592,215
Acquisition costs of operating limited partnerships	3,948,286		4,811,644
Cumulative distributions from operating limited partnerships	(177,101)		(204,969)
Cumulative impairment loss in investments in operating limited partnerships	(2,545,068)		(3,521,265)
Cumulative losses from operating limited partnerships	(29,346,121)		(36,677,625)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(139,775)		(139,775)
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(264,054)		(384,641)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	655,610		938,709
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(28,772,360)		(32,626,477)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	346,239		453,386
Cumulative impairment loss in investments in operating limited partnerships	2,545,068		3,521,265
Other	574,810		669,725
Equity per operating limited partnerships' combined financial statements	(25,054,462)	(25,054,462)	(27,567,808)	(27,567,808)
Series Seven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	0		0
Acquisition costs of operating limited partnerships	0		0
Cumulative distributions from operating limited partnerships	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Cumulative losses from operating limited partnerships	0		0
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		0
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	0		0
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	0		0
Cumulative impairment loss in investments in operating limited partnerships	0		0
Other	0		0
Equity per operating limited partnerships' combined financial statements	0	0	0	0
Series Nine [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,325,904		5,389,239
Acquisition costs of operating limited partnerships	492,293		736,066
Cumulative distributions from operating limited partnerships	(13,146)		(22,130)
Cumulative impairment loss in investments in operating limited partnerships	(151,618)		(369,919)
Cumulative losses from operating limited partnerships	(3,653,433)		(5,733,256)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(24,042)		(80,244)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,753,015)		(6,554,370)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	26,232		43,771
Cumulative impairment loss in investments in operating limited partnerships	151,618		369,919
Other	151,588		202,362
Equity per operating limited partnerships' combined financial statements	(4,447,619)	(4,447,619)	(6,018,562)	(6,018,562)
Series Ten [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	3,452,486		3,657,956
Acquisition costs of operating limited partnerships	349,011		384,746
Cumulative distributions from operating limited partnerships	(31,287)		(31,287)
Cumulative impairment loss in investments in operating limited partnerships	(457,341)		(457,341)
Cumulative losses from operating limited partnerships	(3,312,869)		(3,554,074)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	0		(1,908)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(3,593,274)		(3,477,406)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	24,187		24,187
Cumulative impairment loss in investments in operating limited partnerships	457,341		457,341
Other	124,182		135,281
Equity per operating limited partnerships' combined financial statements	(2,987,564)	(2,987,564)	(2,862,505)	(2,862,505)
Series Eleven [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	5,266,357		5,468,694
Acquisition costs of operating limited partnerships	727,835		765,909
Cumulative distributions from operating limited partnerships	(54,407)		(54,407)
Cumulative impairment loss in investments in operating limited partnerships	(282,491)		(282,491)
Cumulative losses from operating limited partnerships	(5,657,294)		(5,897,705)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(6,867)		(6,867)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	0		0
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(4,915,654)		(4,552,756)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	101,163		101,163
Cumulative impairment loss in investments in operating limited partnerships	282,491		282,491
Other	389,689		406,405
Equity per operating limited partnerships' combined financial statements	(4,149,178)	(4,149,178)	(3,769,564)	(3,769,564)
Series Twelve [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	4,633,863		5,430,816
Acquisition costs of operating limited partnerships	557,807		691,480
Cumulative distributions from operating limited partnerships	(6,661)		(8,581)
Cumulative impairment loss in investments in operating limited partnerships	(102,414)		(185,348)
Cumulative losses from operating limited partnerships	(5,082,595)		(5,928,367)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	0		0
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(17,229)		(33,153)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	158,916		177,104
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(6,302,487)		(6,646,523)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	151,809		168,031
Cumulative impairment loss in investments in operating limited partnerships	102,414		185,348
Other	32,248		53,168
Equity per operating limited partnerships' combined financial statements	(5,874,329)	(5,874,329)	(6,096,025)	(6,096,025)
Series Fourteen [Member]
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	11,441,394		15,645,510
Acquisition costs of operating limited partnerships	1,821,340		2,233,443
Cumulative distributions from operating limited partnerships	(71,600)		(88,564)
Cumulative impairment loss in investments in operating limited partnerships	(1,551,204)		(2,226,166)
Cumulative losses from operating limited partnerships	(11,639,930)		(15,564,223)
Investments in operating limited partnerships per balance sheets	0		0
The Partnership (has recorded) has not recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 & 2012, which (have not) have been included in the Partnerships capital account included in the operating limited partnerships financial statements as of December 31, 2012 & 2011 (see note A).	(139,775)		(139,775)
The Partnership has recorded acquisition costs at March 31, 2013 & 2012, which have not been recorded in the net assets of the operating limited partnerships (see note A).	(215,916)		(262,469)
Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A).	496,694		761,605
Equity in losses from operating limited partnerships not recognizable under the equity method of accounting (see note A).	(9,207,930)		(11,395,422)
The Partnership has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A).	42,848		116,234
Cumulative impairment loss in investments in operating limited partnerships	1,551,204		2,226,166
Other	(122,897)		(127,491)
Equity per operating limited partnerships' combined financial statements	$ (7,595,772)	$ (7,595,772)	$ (8,821,152)	$ (8,821,152)

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 4) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
ASSETS
Buildings and improvements, net of accumulated depreciation		$ 52,759,294		$ 76,549,334
Land		6,221,583		8,439,971
Other assets		15,056,927		19,057,448
Operating Limited Partnerships Assets		74,037,804		104,046,753
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		92,899,945		124,595,980
Accounts payable and accrued expenses		1,480,071		1,705,101
Other liabilities		5,320,626		5,670,589
Operating Limited Partnerships Liabilities		99,700,642		131,971,670
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(25,054,462)	(25,054,462)	(27,567,808)	(27,567,808)
Other partners		(608,376)		(357,109)
Operating Limited Partnerships Partners Capital		(25,662,838)		(27,924,917)
Operating Limited Partnerships Liabilities and Stockholders Equity		74,037,804		104,046,753
Series Seven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		0		0
Land		0		0
Other assets		0		0
Operating Limited Partnerships Assets		0		0
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		0		0
Accounts payable and accrued expenses		0		0
Other liabilities		0		0
Operating Limited Partnerships Liabilities		0		0
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	0	0	0	0
Other partners		0		0
Operating Limited Partnerships Partners Capital		0		0
Operating Limited Partnerships Liabilities and Stockholders Equity		0		0
Series Nine [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		7,339,901		13,279,570
Land		811,122		1,184,475
Other assets		1,665,488		2,161,880
Operating Limited Partnerships Assets		9,816,511		16,625,925
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,864,502		22,136,569
Accounts payable and accrued expenses		341,316		403,807
Other liabilities		1,009,005		1,112,247
Operating Limited Partnerships Liabilities		15,214,823		23,652,623
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,447,619)	(4,447,619)	(6,018,562)	(6,018,562)
Other partners		(950,693)		(1,008,136)
Operating Limited Partnerships Partners Capital		(5,398,312)		(7,026,698)
Operating Limited Partnerships Liabilities and Stockholders Equity		9,816,511		16,625,925
Series Ten [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		8,216,329		9,378,695
Land		842,100		907,099
Other assets		2,274,134		2,358,522
Operating Limited Partnerships Assets		11,332,563		12,644,316
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		13,333,411		14,463,045
Accounts payable and accrued expenses		176,198		153,345
Other liabilities		279,352		279,034
Operating Limited Partnerships Liabilities		13,788,961		14,895,424
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(2,987,564)	(2,987,564)	(2,862,505)	(2,862,505)
Other partners		531,166		611,397
Operating Limited Partnerships Partners Capital		(2,456,398)		(2,251,108)
Operating Limited Partnerships Liabilities and Stockholders Equity		11,332,563		12,644,316
Series Eleven [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,599,155		11,147,376
Land		1,129,949		1,193,181
Other assets		3,784,986		3,806,377
Operating Limited Partnerships Assets		14,514,090		16,146,934
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		17,481,475		18,657,713
Accounts payable and accrued expenses		212,701		227,171
Other liabilities		1,005,836		925,204
Operating Limited Partnerships Liabilities		18,700,012		19,810,088
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(4,149,178)	(4,149,178)	(3,769,564)	(3,769,564)
Other partners		(36,744)		106,410
Operating Limited Partnerships Partners Capital		(4,185,922)		(3,663,154)
Operating Limited Partnerships Liabilities and Stockholders Equity		14,514,090		16,146,934
Series Twelve [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		9,135,874		11,761,666
Land		1,269,569		1,434,569
Other assets		3,031,505		3,403,656
Operating Limited Partnerships Assets		13,436,948		16,599,891
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		18,324,111		21,609,391
Accounts payable and accrued expenses		225,478		233,915
Other liabilities		1,046,483		1,105,754
Operating Limited Partnerships Liabilities		19,596,072		22,949,060
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(5,874,329)	(5,874,329)	(6,096,025)	(6,096,025)
Other partners		(284,795)		(253,144)
Operating Limited Partnerships Partners Capital		(6,159,124)		(6,349,169)
Operating Limited Partnerships Liabilities and Stockholders Equity		13,436,948		16,599,891
Series Fourteen [Member]
ASSETS
Buildings and improvements, net of accumulated depreciation		18,468,035		30,982,027
Land		2,168,843		3,720,647
Other assets		4,300,814		7,327,013
Operating Limited Partnerships Assets		24,937,692		42,029,687
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Mortgages and construction loans payable		29,896,446		47,729,262
Accounts payable and accrued expenses		524,378		686,863
Other liabilities		1,979,950		2,248,350
Operating Limited Partnerships Liabilities		32,400,774		50,664,475
PARTNERS' CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund II Limited Partnership	(7,595,772)	(7,595,772)	(8,821,152)	(8,821,152)
Other partners		132,690		186,364
Operating Limited Partnerships Partners Capital		(7,463,082)		(8,634,788)
Operating Limited Partnerships Liabilities and Stockholders Equity		$ 24,937,692		$ 42,029,687

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Revenue
Rental	$ 19,380,979		$ 24,091,023
Interest and other	413,317		470,447
Operating Partnerships Revenues	19,794,296		24,561,470
Expenses
Interest	2,653,242		3,469,195
Depreciation and amortization	4,657,323		5,710,025
Taxes and insurance	2,504,995		3,055,513
Repairs and maintenance	4,739,327		5,891,102
Operating expenses	6,762,914		8,458,333
Other expenses	321,714		307,168
Operating Partnerships Total Expenses	21,639,515		26,891,336
NET INCOME (LOSS)	(1,845,219)		(2,329,866)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(1,878,168)	[1]	(2,145,042)	[2]
Net income (loss) allocated to other partners	32,949		(184,824)
Series Seven [Member]
Revenue
Rental	0		0
Interest and other	0		0
Operating Partnerships Revenues	0		0
Expenses
Interest	0		0
Depreciation and amortization	0		0
Taxes and insurance	0		0
Repairs and maintenance	0		0
Operating expenses	0		0
Other expenses	0		0
Operating Partnerships Total Expenses	0		0
NET INCOME (LOSS)	0		0
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	0	[1]	0	[2]
Net income (loss) allocated to other partners	0		0
Series Nine [Member]
Revenue
Rental	2,410,059		3,604,626
Interest and other	54,547		54,006
Operating Partnerships Revenues	2,464,606		3,658,632
Expenses
Interest	347,672		571,780
Depreciation and amortization	602,197		935,726
Taxes and insurance	328,407		500,031
Repairs and maintenance	601,911		849,059
Operating expenses	797,005		1,279,518
Other expenses	34,634		61,730
Operating Partnerships Total Expenses	2,711,826		4,197,844
NET INCOME (LOSS)	(247,220)		(539,212)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(213,903)	[1]	(490,952)	[2]
Net income (loss) allocated to other partners	(33,317)		(48,260)
Series Ten [Member]
Revenue
Rental	2,641,593		2,771,672
Interest and other	52,691		56,827
Operating Partnerships Revenues	2,694,284		2,828,499
Expenses
Interest	258,227		317,364
Depreciation and amortization	684,980		725,288
Taxes and insurance	377,193		370,984
Repairs and maintenance	675,873		751,599
Operating expenses	915,327		978,338
Other expenses	42,833		47,677
Operating Partnerships Total Expenses	2,954,433		3,191,250
NET INCOME (LOSS)	(260,149)		(362,751)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(236,913)	[1]	(292,886)	[2]
Net income (loss) allocated to other partners	(23,236)		(69,865)
Series Eleven [Member]
Revenue
Rental	4,021,144		4,077,181
Interest and other	56,560		114,817
Operating Partnerships Revenues	4,077,704		4,191,998
Expenses
Interest	555,153		546,215
Depreciation and amortization	1,003,462		1,030,268
Taxes and insurance	529,192		555,808
Repairs and maintenance	990,527		1,041,359
Operating expenses	1,429,536		1,426,361
Other expenses	37,084		35,544
Operating Partnerships Total Expenses	4,544,954		4,635,555
NET INCOME (LOSS)	(467,250)		(443,557)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(420,925)	[1]	(325,309)	[2]
Net income (loss) allocated to other partners	(46,325)		(118,248)
Series Twelve [Member]
Revenue
Rental	3,639,962		4,117,689
Interest and other	110,174		70,217
Operating Partnerships Revenues	3,750,136		4,187,906
Expenses
Interest	555,635		639,888
Depreciation and amortization	814,483		894,897
Taxes and insurance	444,991		460,090
Repairs and maintenance	813,473		983,794
Operating expenses	1,195,524		1,399,652
Other expenses	98,802		65,353
Operating Partnerships Total Expenses	3,922,908		4,443,674
NET INCOME (LOSS)	(172,772)		(255,768)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(244,848)	[1]	(247,885)	[2]
Net income (loss) allocated to other partners	72,076		(7,883)
Series Fourteen [Member]
Revenue
Rental	6,668,221		9,519,855
Interest and other	139,345		174,580
Operating Partnerships Revenues	6,807,566		9,694,435
Expenses
Interest	936,555		1,393,948
Depreciation and amortization	1,552,201		2,123,846
Taxes and insurance	825,212		1,168,600
Repairs and maintenance	1,657,543		2,265,291
Operating expenses	2,425,522		3,374,464
Other expenses	108,361		96,864
Operating Partnerships Total Expenses	7,505,394		10,423,013
NET INCOME (LOSS)	(697,828)		(728,578)
Net loss allocated to Boston Capital Tax Credit Fund II Limited Partnership*	(761,579)	[1]	(788,010)	[2]
Net income (loss) allocated to other partners	$ 63,751		$ 59,432

[1]	Amounts include $0, $213,903, $236,913, $420,925, $244,848 and $761,579 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.
[2]	Amounts include $0, $490,952, $292,886, $325,309, $247,885 and $788,010 for Series 7, Series 9, Series 10, Series 11, Series 12 and Series 14, respectively, of loss not recognized under the equity method of accounting as described in note A.

INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series Seven [Member]
Income Loss Not Recognized Under Equity Method Accounting		$ 0	$ 0
Series Nine [Member]
Income Loss Not Recognized Under Equity Method Accounting		213,903	490,952
Series Ten [Member]
Income Loss Not Recognized Under Equity Method Accounting		236,913	292,886
Series Eleven [Member]
Income Loss Not Recognized Under Equity Method Accounting		420,925	325,309
Proceeds from Limited Partnership Investments	101,525
Series Twelve [Member]
Income Loss Not Recognized Under Equity Method Accounting		244,848	247,885
Series Fourteen [Member]
Income Loss Not Recognized Under Equity Method Accounting		761,579	788,010
Proceeds from Limited Partnership Investments	$ 153,800

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Net income (loss) for financial reporting purposes	$ 121,234	$ 395,757
Operating limited partnership rents received in advance	(135)	(26,057)
Accrued partnership management fees not recognized (recognized) for tax purposes	(484,374)	(377,033)
Other	13,461,378	4,716,199
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(1,878,168)	(2,145,042)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(615,198)	(1,127,950)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(738,533)	(1,704,620)
Income (loss) for tax return purposes	9,866,204	(268,746)
Series Seven [Member]
Net income (loss) for financial reporting purposes	0	0
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	0	0
Other	0	0
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	0	0
Excess of tax depreciation over book depreciation on operating limited partnership assets	0	0
Difference due to fiscal year for book purposes and calendar year for tax purposes	0	0
Income (loss) for tax return purposes	0	0
Series Nine [Member]
Net income (loss) for financial reporting purposes	77,368	124,050
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(282,823)	85,445
Other	4,392,444	2,565,458
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(213,903)	(490,952)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(108,871)	(192,798)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(179,592)	(276,867)
Income (loss) for tax return purposes	3,684,623	1,814,336
Series Ten [Member]
Net income (loss) for financial reporting purposes	(49,977)	223,667
Operating limited partnership rents received in advance	0	(23,357)
Accrued partnership management fees not recognized (recognized) for tax purposes	(322,624)	96,512
Other	314,785	13,273
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(236,913)	(292,886)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,265)	(90,412)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(82,932)	(150,458)
Income (loss) for tax return purposes	(470,926)	(223,661)
Series Eleven [Member]
Net income (loss) for financial reporting purposes	(22,413)	(77,985)
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	68,632	(181,362)
Other	50,084	(6,394)
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(420,925)	(325,309)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(70,011)	(194,330)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(109,056)	(809,231)
Income (loss) for tax return purposes	(503,689)	(1,594,611)
Series Twelve [Member]
Net income (loss) for financial reporting purposes	49,560	(110,223)
Operating limited partnership rents received in advance	0	0
Accrued partnership management fees not recognized (recognized) for tax purposes	(37,065)	(169,476)
Other	1,738,153	122,895
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(244,848)	(247,885)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(132,852)	(174,377)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(11,606)	(57,195)
Income (loss) for tax return purposes	1,361,342	(636,261)
Series Fourteen [Member]
Net income (loss) for financial reporting purposes	66,696	236,248
Operating limited partnership rents received in advance	(135)	(2,700)
Accrued partnership management fees not recognized (recognized) for tax purposes	89,506	(208,152)
Other	6,965,912	2,020,967
Operating limited partnership loss not allowed for financial reporting under equity method of accounting	(761,579)	(788,010)
Excess of tax depreciation over book depreciation on operating limited partnership assets	(210,199)	(476,033)
Difference due to fiscal year for book purposes and calendar year for tax purposes	(355,347)	(410,869)
Income (loss) for tax return purposes	$ 5,794,854	$ 371,451

RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO INCOME TAX RETURN (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Investments in operating limited partnerships - tax return	$ (38,413,564)	$ (48,393,618)
Add back losses not recognized under the equity method	28,772,360	32,626,477
Cumulative impairment loss in investments in operating limited partnerships	(2,545,068)	(3,521,265)
Less share of loss - three months ended	(655,610)	(938,709)
Other	12,841,882	20,227,115
Investments in operating limited partnerships - as reported	0	0
Series Seven [Member]
Investments in operating limited partnerships - tax return	0	0
Add back losses not recognized under the equity method	0	0
Cumulative impairment loss in investments in operating limited partnerships	0	0
Less share of loss - three months ended	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series Nine [Member]
Investments in operating limited partnerships - tax return	(6,647,910)	(10,525,978)
Add back losses not recognized under the equity method	4,753,015	6,554,370
Cumulative impairment loss in investments in operating limited partnerships	(151,618)	(369,919)
Less share of loss - three months ended	0	0
Other	2,046,513	4,341,527
Investments in operating limited partnerships - as reported	0	0
Series Ten [Member]
Investments in operating limited partnerships - tax return	(5,453,975)	(5,088,117)
Add back losses not recognized under the equity method	3,593,274	3,477,406
Cumulative impairment loss in investments in operating limited partnerships	(457,341)	(457,341)
Less share of loss - three months ended	0	0
Other	2,318,042	2,068,052
Investments in operating limited partnerships - as reported	0	0
Series Eleven [Member]
Investments in operating limited partnerships - tax return	(7,323,615)	(6,882,763)
Add back losses not recognized under the equity method	4,915,654	4,552,756
Cumulative impairment loss in investments in operating limited partnerships	(282,491)	(282,491)
Less share of loss - three months ended	0	0
Other	2,690,452	2,612,498
Investments in operating limited partnerships - as reported	0	0
Series Twelve [Member]
Investments in operating limited partnerships - tax return	(8,290,033)	(9,490,387)
Add back losses not recognized under the equity method	6,302,487	6,646,523
Cumulative impairment loss in investments in operating limited partnerships	(102,414)	(185,348)
Less share of loss - three months ended	(158,916)	(177,104)
Other	2,248,876	3,206,316
Investments in operating limited partnerships - as reported	0	0
Series Fourteen [Member]
Investments in operating limited partnerships - tax return	(10,698,031)	(16,406,373)
Add back losses not recognized under the equity method	9,207,930	11,395,422
Cumulative impairment loss in investments in operating limited partnerships	(1,551,204)	(2,226,166)
Less share of loss - three months ended	(496,694)	(761,605)
Other	3,537,999	7,998,722
Investments in operating limited partnerships - as reported	$ 0	$ 0

SUBSEQUENT EVENTS (Details Textual) (USD $)	12 Months Ended
Mar. 31, 2013
Percentage Of Agreement To Sell To Operating Limited Partnership	50.00%
Estimated Cash Proceeds To Operating Partnership	$ 18,810
Estimated Gain On Sale Of Operating Partnerships	$ 13,810